INVENTORY	12 Months Ended
Dec. 31, 2011
INVENTORY
7.	INVENTORY

	2011	2010

Materials	$3,447	$4,156
Customer support inventory	864	688
Work in progress	857	439
	$5,168	$5,283

During the year ended December 31, 2011, the Company wrote down $415 (2010 - $Nil) of inventory and recorded an inventory provision for slow moving and obsolete inventory of $291 (2010 - $228).